ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accounts payable and accrued liabilities - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Accounts payable and accrued liabilities [Abstract]
Accounts payable	$ 373,224	$ 374,703
Payroll and related expenses	49,901
Accrued other	45,631	6,062
Total	$ 468,756	$ 380,765